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                                                                 Lindsey Edwards
                                                               Corporate Counsel

Brighthouse Life Insurance Company
11225 North Community House Road
Charlotte, NC 28277

                                           March 8, 2017

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re: Brighthouse Variable Life Account A (formerly MetLife Investors USA Variable Life Account A)
      File No. 811-21851

Commissioners:

Annual Reports dated December 31, 2016 of the underlying funds are incorporated herein by reference as the reports transmitted to policyowners of the Brighthouse Variable Life Account A (formerly MetLife Investors USA Variable Life Account A) of Brighthouse Life Insurance Company (formerly MetLife Insurance Company USA) pursuant to Rule 30b2-1 under the Investment Company Act of 1940 and are listed as follows:

The Annual Reports for certain series of American Funds Insurance Series(R) are incorporated by reference as filed on Form N-CSR, CIK No. 0000729528, File
No. 811-03857.

The Annual Reports for certain portfolios of Franklin Templeton Variable Insurance Products Trust are incorporated by reference as filed on N-CSR, CIK No. 000837274, File No. 811-05583.

The Annual Reports for certain portfolios of Met Investors Series Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0001126087, File No. 811-10183.

The Annual Reports for certain portfolios of Metropolitan Series Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File No. 811-03618.


Sincerely,

/s/ Lindsey Edwards

Lindsey Edwards, Esq.
Corporate Counsel
Brighthouse Financial